Advances to Suppliers, Net	12 Months Ended
Sep. 30, 2024
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

8. ADVANCES TO SUPPLIERS, NET

As of September 30, 2023 and 2024, advances to suppliers and allowance for doubtful accounts consisted of the following:

	As of September 30,
	2023	2024
Prepayment for purchase of battery packs	$10,664,027	$16,637,595
Prepayment for purchase of materials for assembling electronic control system	234,000	234,454
Prepayment for purchase of e-bicycles materials	847,215	164
Others	128,958	38,911
Subtotal	11,874,200	16,911,124
Less: allowance for doubtful accounts	(98,643)	(21,375)
Advances to suppliers, net	$11,775,557	$16,889,749

The movement is the allowance for doubtful accounts for the years ended September 30, 2023 and 2024:

	Year Ended September 30,
	2023	2024
Balance at beginning of years	$134,214	$98,643
Current period addition	-	237,419
Write-off	(33,321)	(316,496)
Foreign currency translation adjustment	(2,250)	1,809
Balance at the end of year	$98,643	$21,375

For the years ended September 30, 2022, 2023 and 2024, the Company recorded allowance for doubtful accounts of nil, nil and $237,419, respectively.